Net Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other Income and Expenses
a.
Other income and expenses

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Loss on disposal of property, plant and equipment	$—	$(17)	$(28)
Impairment loss on property, plant and equipment	(299)	—	(112)
Reversal of impairment loss / (impairment loss) on investment properties	(336)	139	28
Gain on disposal of intangible assets	—	—	—
	$(635)	$122	$(112)

Other Income	b. Other income

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Dividend income	$167	$240	$281
Rental income	76	75	77
Others	139	148	134
	$382	$463	$492

Other Gains and Losses
c.
Other gains and losses

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Valuation loss on financial assets and liabilities at fair value through profit or loss, net	$(98)	$(147)	$(92)
Foreign currency exchange gain or loss, net	(116)	(22)	6
Gain on disposal of subsidiaries	—	—	15
Gain on disposal of investments accounted for using equity method, net	6	85	733
Gain on disposal of financial instruments, net	—	1	—
Others	(71)	(11)	(35)
	$(279)	$(94)	$627

Interest Expenses
d.
Interest expenses

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Interest on bonds payable	$168	$168	$169
Interest on lease liabilities	105	128	154
Interest paid to financial institutions	44	42	45
Others	2	1	2
	$319	$339	$370

Impairment Loss (Reversal of Impairment Loss)
e.
Impairment loss (reversal of impairment loss)

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Contract assets	$2	$3	$4
Trade notes and accounts receivable	$128	$179	$196
Other receivables	$22	$6	$9
Inventories	$23	$60	$34
Property, plant and equipment	$299	$—	$112
Investment properties	$336	$(139)	$(28)

Depreciation and Amortization Expenses
f.
Depreciation and amortization expenses

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$28,839	$28,707	$29,183
Right-of-use assets	4,072	4,168	4,322
Investment properties	45	45	45
Intangible assets	6,699	6,699	6,666
Incremental costs of obtaining contracts	856	906	945
Total depreciation and amortization expenses	$40,511	$40,525	$41,161
Depreciation expenses summarized by functions
Operating costs	$30,874	$30,770	$31,350
Operating expenses	2,082	2,150	2,200
	$32,956	$32,920	$33,550
Amortization expenses summarized by functions
Operating costs	$7,370	$7,406	$7,434
Marketing expenses	70	95	94
General and administrative expenses	68	63	57
Research and development expenses	47	41	26
	$7,555	$7,605	$7,611

Employee Benefit Expenses
g.
Employee benefit expenses

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$963	$1,074	$1,216
Defined benefit plans	935	835	663
	1,898	1,909	1,879
Share-based payment
Equity-settled share-based payment	8	8	10
Other employee benefit (Note)	44,305	46,964	49,472
Total employee benefit expenses	$46,211	$48,881	$51,361
Summary by functions
Operating costs	$21,858	$22,796	$23,681
Operating expenses	24,353	26,085	27,680
	$46,211	$48,881	$51,361

Note: Other employee benefit mainly includes salaries, compensation and labor and health insurance expenses, etc.

	2023	2024
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,522	$1,932
Remuneration paid to the directors	40	40

There was no difference between the initial accrual amounts recognized in 2023 and 2024 and the amounts approved by in the Board of Directors in 2024 and 2025 of the aforementioned compensation to employees and the remuneration to directors.